Related Parties	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related Parties	RELATED PARTIES
Transactions with key management personnel and directors are noted in the table below.

	Years Ended December 31
	2024	2023
Short-term employee benefits	$7,341	$7,753
Share-based compensation	10,034	9,924
Total compensation for key management personnel	$17,375	$17,677